Related Party Transactions (Details)		1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	Jan. 24, 2017	Jun. 30, 2015 USD ($) acquisition	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2018 USD ($)	Jun. 29, 2018 USD ($)	Jun. 26, 2018 USD ($)	Jun. 21, 2017 USD ($)	Mar. 08, 2016
Related Party Transaction [Line Items]
Deferred revenue recognized			$ 2,648,000		$ 1,636,000	$ 5,067,000	$ 4,376,000	$ 8,100,000
Impairment			0		0	0	1,919,000	1,919,000	$ 1,072,000	$ 0
Incentive advisory fees recognized				$ 678,000
Key money		$ 6,000,000
Number of businesses acquired | acquisition		2
Payments to acquire investments						2,176,000	0
Advisory agreement, amount due upon approval														$ 5,000,000
Advisory agreement, renewal term	10 years
Rental expense					348,000		690,000	$ 2,100,000	307,000
Remington [Member]
Related Party Transaction [Line Items]
Reimbursements										5,700,000
Affiliated Entity
Related Party Transaction [Line Items]
Commitment amount			$ 50,000,000			$ 50,000,000
Le Pavillon Hotel [Member]
Related Party Transaction [Line Items]
Key money		$ 4,000,000
Acquisition of hotel property		62,500,000
Bardessono Hotel and Spa [Member]
Related Party Transaction [Line Items]
Key money		2,000,000
Acquisition of hotel property		$ 85,000,000
Ashford Trust | Affiliated Entity
Related Party Transaction [Line Items]
Commitment amount													$ 50,000,000
Potential commitment amount													$ 100,000,000
Percent of commitment for each hotel													10.00%
Program obligation accrued											$ 5,000,000	$ 11,100,000
Ashford Trust | Minimum
Related Party Transaction [Line Items]
Advisory services, quarterly base fee			0.50%	0.50%		0.50%		0.50%
Total market capitalization threshold for calculating base advisory fee			$ 6,000,000,000	$ 6,000,000,000		$ 6,000,000,000		$ 6,000,000,000
Ashford Trust | Maximum
Related Party Transaction [Line Items]
Advisory services, quarterly base fee			0.70%	0.70%		0.70%		0.70%
Total market capitalization threshold for calculating base advisory fee			$ 10,000,000,000	$ 10,000,000,000		$ 10,000,000,000		$ 10,000,000,000
Ashford Trust | La Posada [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Program obligation accrued				$ 16,100,000				$ 16,100,000
Braemar OP
Related Party Transaction [Line Items]
Gross asset value multiplier				0.70%				0.70%
Advisory services, quarterly base fee			0.70%			0.70%
Revenues			$ 8,490,000		5,643,000	$ 16,708,000	11,177,000	$ 24,856,000	11,372,000	16,571,000
Due from related parties			1,830,000	$ 1,996,000		1,830,000		1,996,000	1,738,000
Cost of revenues for audio visual			119,000		0	205,000	0
Braemar OP | Reimbursable expenses
Related Party Transaction [Line Items]
Deferred revenue recognized			36,000		29,000	80,000	44,000	162,000	126,000	0
Braemar OP | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Revenues								1,300,000
Remington [Member]
Related Party Transaction [Line Items]
Reimbursements			$ 2,500,000		1,300,000	$ 4,300,000	2,500,000	$ 4,400,000	4,900,000
Ashford Trust OP
Related Party Transaction [Line Items]
Gross asset value multiplier			0.70%	0.70%		0.70%		0.70%
Advisory services, quarterly base fee			0.70%	0.70%		0.70%		0.70%
Revenues			$ 22,487,000		25,199,000	$ 44,661,000	43,829,000	$ 86,589,000	59,654,000	50,996,000
Due from related parties			4,872,000	$ 5,293,000		4,872,000		5,293,000	13,346,000
Cost of revenues for audio visual			1,862,000		836,000	3,546,000	1,190,000	3,444,000	90,000	0
Ashford Trust OP | Base Fee [Member]
Related Party Transaction [Line Items]
Revenues			8,415,000		8,862,000	16,460,000	17,466,000	35,482,000	34,724,000	34,700,000
Ashford Trust OP | Reimbursable expenses
Related Party Transaction [Line Items]
Deferred revenue recognized			491,000		384,000	1,100,000	586,000	2,200,000	1,700,000	0
Revenues			2,658,000		1,997,000	4,698,000	3,526,000	7,905,000	7,600,000	6,054,000
Ashford Trust OP | Equity-based compensation
Related Party Transaction [Line Items]
Revenues			4,548,000		8,940,000	8,837,000	15,685,000	25,245,000	11,077,000	8,429,000
Ashford Trust OP | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Revenues			0		452,000	0	904,000	1,809,000	1,809,000	1,809,000
Ashford Trust OP | Advisory services
Related Party Transaction [Line Items]
Revenues			15,621,000		20,251,000	29,995,000	37,581,000	70,441,000	55,210,000	50,992,000
Ashford Trust OP | Investment management reimbursements
Related Party Transaction [Line Items]
Revenues			337,000		329,000	695,000	511,000	1,156,000	1,976,000	0
Ashford Trust OP | Debt placement fees
Related Party Transaction [Line Items]
Revenues			79,000		3,959,000	1,158,000	4,591,000	5,094,000	913,000	0
Ashford Trust OP | Claims management services
Related Party Transaction [Line Items]
Revenues			20,000		18,000	31,000	36,000	76,000	0	0
Ashford Trust OP | Lease revenue
Related Party Transaction [Line Items]
Revenues			945,000		167,000	1,891,000	335,000	670,000	558,000	0
Ashford Trust OP | Other services
Related Party Transaction [Line Items]
Revenues			409,000		387,000	876,000	687,000	1,968,000	997,000
Ashford Trust OP | Total other revenue
Related Party Transaction [Line Items]
Revenues			1,790,000		4,860,000	4,651,000	6,160,000	8,964,000	4,444,000	4,000
Corporate and Other | Braemar OP
Related Party Transaction [Line Items]
Revenues			266,000		1,197,000	790,000	1,403,000	828,000	25,000	0
Corporate and Other | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			$ 461,000		4,323,000	$ 1,979,000	5,231,000	$ 1,871,000	$ 920,000	0
RED
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities			20.00%	20.00%		20.00%		20.00%	0.00%
RED | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 129,000	$ 60,000		$ 129,000		$ 60,000	$ 0
Ashford LLC [Member]
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities			0.00%	0.00%		0.00%		0.00%	0.00%
Ashford LLC [Member] | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 750,000	$ 941,000		$ 750,000		$ 941,000	$ 1,682,000
Ashford LLC [Member] | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			1,062,000	2,337,000		1,062,000		2,337,000	12,610,000
AIM [Member] | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			$ 123,000	$ 99,000		$ 123,000		$ 99,000	$ 347,000
J&S
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities			0.00%	0.00%		0.00%		0.00%	0.00%
J&S | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 109,000	$ 4,000		$ 109,000		$ 4,000	$ 0
J&S | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			$ 1,407,000	$ 826,000		$ 1,407,000		$ 826,000	$ 62,000
Pure Wellness
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities			30.00%	30.00%		30.00%		30.00%	30.00%
Pure Wellness | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 36,000	$ 30,000		$ 36,000		$ 30,000	$ 50,000
Pure Wellness | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			$ 338,000	$ 418,000		$ 338,000		$ 418,000	$ 302,000
OpenKey
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities			25.26%	24.74%		25.26%		24.74%	16.51%						100.00%
OpenKey | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			$ 1,000	$ 12,000		$ 1,000		$ 12,000	$ 6,000
OpenKey | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			5,000	2,000		5,000		2,000	25,000
Premier | Braemar OP | Affiliated Entity
Related Party Transaction [Line Items]
Due from related parties			805,000	949,000		805,000		949,000	0
Premier | Ashford Trust OP | Affiliated Entity
Related Party Transaction [Line Items]
Related Party Transaction, Due from (to) Related Party, Current			1,937,000	$ 1,611,000		1,937,000		1,611,000	0
OpenKey | Braemar OP
Related Party Transaction [Line Items]
Revenues			13,000		11,000	33,000	16,000	29,000	16,000	0
OpenKey | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			27,000		23,000	55,000	47,000	97,000	77,000	4,000
REIT Advisory | Braemar OP
Related Party Transaction [Line Items]
Revenues			5,718,000		4,435,000	10,645,000	9,758,000	20,506,000	11,331,000	16,571,000
REIT Advisory | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			16,923,000		20,765,000	32,612,000	38,463,000	77,437,000	58,657,000	50,992,000
J&S | Braemar OP
Related Party Transaction [Line Items]
Revenues			$ 0		0	$ 0	0	$ 0	$ 0	0
Braemar | OpenKey
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities			8.40%	8.21%		8.40%		8.21%	0.00%
Payments to acquire investments			$ 156,000		0	$ 156,000	2,000,000	$ 2,000,000	$ 0	0
Ashford Trust | OpenKey
Related Party Transaction [Line Items]
Noncontrolling interests in consolidated entities			16.64%	16.30%		16.64%		16.30%	16.23%
Payments to acquire investments			$ 299,000		0	$ 299,000	667,000	$ 667,000	$ 983,000	2,300,000
Officer of J&S [Member]
Related Party Transaction [Line Items]
Rental expense			77,000		84,000	155,000	168,000	335,000	50,000
Per year expense						307,000		300,000
Audio visual
Related Party Transaction [Line Items]
Deferred revenue recognized			1,400,000		833,000	2,400,000	2,700,000	3,800,000
Cost of revenues for audio visual			22,229,000		17,021,000	43,668,000	33,608,000	64,555,000	7,757,000	0
Audio visual | J&S | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			0		88,000	0	88,000	88,000	0	0
Project management
Related Party Transaction [Line Items]
Cost of revenues for audio visual			2,697,000		0	5,488,000	0	3,292,000	0	0
Project management | Premier | Braemar OP
Related Party Transaction [Line Items]
Revenues			2,493,000		0	5,240,000	0	3,493,000	0	0
Project management | Premier | Ashford Trust OP
Related Party Transaction [Line Items]
Revenues			5,076,000		0	10,015,000	0	7,096,000	0	0
Other revenue
Related Party Transaction [Line Items]
Deferred revenue recognized			592,000		261,000	1,200,000	772,000	2,200,000
Other revenue | Braemar OP | Debt placement fees
Related Party Transaction [Line Items]
Revenues			0		1,000,000	275,000	1,000,000	999,000	224,000	0
Other revenue | Braemar OP | Claims management services
Related Party Transaction [Line Items]
Revenues			35,000		32,000	65,000	69,000	137,000	0	0
Other revenue | Braemar OP | Lease revenue
Related Party Transaction [Line Items]
Revenues			84,000		84,000	168,000	168,000	335,000	335,000	335,000
Other revenue | Braemar OP | Other services
Related Party Transaction [Line Items]
Revenues			279,000		208,000	548,000	419,000	857,000	41,000	0
Other revenue | Braemar OP | Total other revenue
Related Party Transaction [Line Items]
Revenues			398,000		1,324,000	1,056,000	1,656,000	2,328,000	600,000	335,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Base Fee [Member]
Related Party Transaction [Line Items]
Revenues			2,775,000		2,312,000	5,352,000	4,419,000	9,423,000	8,799,000	8,343,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Reimbursable expenses
Related Party Transaction [Line Items]
Revenues			562,000		499,000	1,031,000	919,000	1,932,000	2,105,000	2,805,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Equity-based compensation
Related Party Transaction [Line Items]
Revenues			1,963,000		1,378,000	3,432,000	3,925,000	6,481,000	1,683,000	3,814,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Incentive Management Fee [Member]
Related Party Transaction [Line Items]
Revenues			169,000		0	339,000	0	678,000	1,274,000	1,274,000
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Other advisory revenue
Related Party Transaction [Line Items]
Revenues			130,000		130,000	258,000	258,000	521,000	277,000	0
Investment Advisory, Management and Administrative Service [Member] | Braemar OP | Advisory services
Related Party Transaction [Line Items]
Revenues			$ 5,599,000		$ 4,319,000	$ 10,412,000	9,521,000	19,035,000	10,772,000	16,236,000
Investment Advisory, Management and Administrative Service [Member] | Executive Officer [Member] | Braemar OP | Equity-based compensation
Related Party Transaction [Line Items]
Revenues							2,200,000	2,200,000
Investment Advisory, Management and Administrative Service [Member] | Executive Officer [Member] | Ashford Trust OP | Equity-based compensation
Related Party Transaction [Line Items]
Revenues							$ 4,500,000	4,500,000
Lease revenue
Related Party Transaction [Line Items]
Revenues								$ 1,000,000	$ 893,000	$ 335,000